UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22441

John Hancock Hedged Equity & Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Hedged Equity & Income Fund

Quarterly portfolio holdings 9/30/15

Fund's investments	Hedged Equity & Income Fund

As of 9-30-15 (unaudited)
	Shares	Value
Common stocks 81.0%		$169,959,097
(Cost $179,451,507)
Consumer discretionary 5.0%		10,498,575
Auto components 0.9%
Aisan Industry Company, Ltd.	13,900	127,546
Delphi Automotive PLC	5,217	396,701
Exedy Corp.	7,500	166,390
Keihin Corp.	16,800	237,913
Nissin Kogyo Company, Ltd.	13,500	202,243
Sumitomo Riko Company, Ltd.	17,600	153,471
Takata Corp.	10,900	119,758
Tokai Rika Company, Ltd.	8,100	167,240
Toyoda Gosei Company, Ltd.	11,600	227,996
Toyota Boshoku Corp.	11,600	196,962
Automobiles 0.3%
Honda Motor Company, Ltd.	13,900	414,869
Peugeot SA (I)	9,418	142,707
Renault SA	2,233	161,100
Diversified consumer services 0.1%
Allstar Co-Invest LLC	236,300	139,417
Benesse Holdings, Inc.	2,800	74,861
Household durables 1.1%
Funai Electric Company, Ltd.	18,463	170,863
Newell Rubbermaid, Inc.	19,587	777,800
Nikon Corp.	20,500	247,914
Pioneer Corp. (I)	101,200	219,903
PulteGroup, Inc.	46,799	883,097
Internet and catalog retail 0.1%
Home Retail Group PLC	49,422	101,817
Qliro Group AB (I)	49,556	62,274
Media 0.4%
Avex Group Holdings, Inc.	7,200	81,817
Gendai Agency, Inc.	5,200	27,257
Metropole Television SA	9,649	184,519
Proto Corp.	3,000	37,553
Sky Group Finance PLC	28,541	451,548
Multiline retail 0.2%
Dollar General Corp.	5,250	380,310
New World Department Store China, Ltd.	343,000	58,072
Specialty retail 1.7%
Adastria Company, Ltd.	3,500	209,675
Honeys Company, Ltd.	12,030	101,391
Nishimatsuya Chain Company, Ltd.	17,800	164,830
Pal Company, Ltd.	4,700	136,115
Ross Stores, Inc.	6,568	318,351
Shimamura Company, Ltd.	1,800	193,886
The Home Depot, Inc.	19,066	2,201,932
Xebio Company, Ltd.	9,500	170,448
Textiles, apparel and luxury goods 0.2%
Daphne International Holdings, Ltd. (I)	524,000	119,333
Ralph Lauren Corp.	2,274	268,696

2SEE NOTES TO FUND'S INVESTMENTS

Hedged Equity & Income Fund

	Shares	Value
Consumer staples 5.8%		$12,129,788
Beverages 1.5%
The Coca-Cola Company	77,501	3,109,340
Food and staples retailing 0.3%
Cawachi, Ltd.	7,100	116,434
J Sainsbury PLC	88,666	350,661
Metro AG	6,194	171,375
Food products 1.2%
Ebro Foods SA	20,993	412,325
Ingredion, Inc.	12,273	1,071,556
Pinnacle Foods, Inc.	19,823	830,187
Suedzucker AG	13,437	244,351
Household products 0.2%
The Procter & Gamble Company	6,420	461,855
Personal products 0.1%
Oriflame Holding AG (I)	10,701	132,979
Tobacco 2.5%
British American Tobacco PLC	94,765	5,228,725
Energy 6.4%		13,507,589
Energy equipment and services 0.2%
Ensco PLC, Class A	14,177	199,612
Helmerich & Payne, Inc.	5,212	246,319
Oil, gas and consumable fuels 6.2%
BP PLC	127,772	648,234
Canadian Natural Resources, Ltd.	11,758	228,693
Chevron Corp. (C)	34,405	2,713,866
Encana Corp.	9,900	63,725
Eni SpA	26,311	413,881
Gazprom OAO, ADR	48,927	198,644
Harum Energy Tbk PT	450,400	26,010
Indo Tambangraya Megah Tbk PT	96,400	65,300
Inpex Corp.	20,000	178,815
Japan Petroleum Exploration Company, Ltd.	7,000	184,926
Lukoil OAO, ADR	5,850	199,251
Marathon Oil Corp.	57,114	879,556
Occidental Petroleum Corp.	26,542	1,755,753
Painted Pony Petroleum, Ltd. (I)	12,700	51,961
Petro Rio SA (I)	2,930	1,293
PetroChina Company, Ltd., H Shares	928,000	646,262
Petroleo Brasileiro SA, ADR	28,392	123,505
Royal Dutch Shell PLC, B Shares	39,915	943,800
Statoil ASA	6,144	89,574
Suncor Energy, Inc.	81,173	2,168,943
Total SA	32,894	1,479,666
Financials 21.2%		44,470,422
Banks 9.9%
Allahabad Bank	61,017	71,736
Alpha Bank AE (I)	264,837	31,772
Banca Popolare dell'Emilia Romagna SC	19,413	160,099
BNP Paribas SA	7,559	445,029
CaixaBank SA (I)	2,098	8,075
CaixaBank SA	194,313	749,902

SEE NOTES TO FUND'S INVESTMENTS3

Hedged Equity & Income Fund

	Shares	Value
Financials (continued)
Banks (continued)
Canara Bank	28,136	$120,452
China Construction Bank Corp., H Shares	1,262,000	842,173
Comerica, Inc.	7,826	321,649
Corp. Bank	60,024	40,343
Dah Sing Financial Holdings, Ltd.	15,600	85,444
HSBC Holdings PLC	183,629	1,385,244
ING Groep NV	29,199	413,677
JPMorgan Chase & Co. (C)	58,675	3,577,415
KB Financial Group, Inc.	5,733	170,412
M&T Bank Corp.	3,389	413,289
Mitsubishi UFJ Financial Group, Inc.	279,300	1,687,597
Mizuho Financial Group, Inc.	221,900	415,086
Nordea Bank AB	102,350	1,141,869
OTP Bank PLC	9,581	184,948
Piraeus Bank SA (I)	217,523	19,042
Shinhan Financial Group Company, Ltd.	3,196	111,771
Societe Generale SA	7,733	345,595
Standard Chartered PLC	30,636	297,320
Sumitomo Mitsui Financial Group, Inc.	11,200	424,707
Svenska Handelsbanken AB, A Shares	45,001	645,533
The Eighteenth Bank, Ltd.	10,000	30,897
The Oita Bank, Ltd.	15,000	62,374
The PNC Financial Services Group, Inc. (C)	41,502	3,701,978
The Tochigi Bank, Ltd.	16,000	87,887
The Yamanashi Chuo Bank, Ltd.	12,000	62,645
UniCredit SpA	38,724	241,413
Wells Fargo & Company (C)	46,296	2,377,300
Capital markets 2.0%
BlackRock, Inc. (C)	7,677	2,283,677
Henderson Group PLC	277,659	1,094,342
Julius Baer Group, Ltd. (I)	3,978	180,649
UBS Group AG	29,358	542,774
Uranium Participation Corp. (I)	30,800	114,245
Consumer finance 0.0%
Manappuram Finance, Ltd.	221,288	81,979
Diversified financial services 0.7%
Intercontinental Exchange, Inc. (C)	3,010	707,320
MSCI, Inc.	10,803	642,346
Insurance 6.4%
ACE, Ltd.	20,522	2,121,975
Ageas	9,290	381,785
Assicurazioni Generali SpA	54,126	990,300
CNO Financial Group, Inc.	56,976	1,071,719
Delta Lloyd NV	74,054	622,253
FNF Group	17,051	604,799
Marsh & McLennan Companies, Inc.	13,160	687,215
MetLife, Inc.	41,683	1,965,353
Primerica, Inc.	8,278	373,089
Sony Financial Holdings, Inc.	18,300	300,357
Storebrand ASA (I)	61,334	201,179
T&D Holdings, Inc.	31,000	366,167
The Dai-ichi Life Insurance Company, Ltd.	16,900	269,045

4SEE NOTES TO FUND'S INVESTMENTS

Hedged Equity & Income Fund

	Shares	Value
Financials (continued)
Insurance (continued)
Tongyang Life Insurance	9,867	$118,622
Willis Group Holdings PLC	37,315	1,528,796
Zurich Insurance Group AG (I)	7,694	1,888,925
Real estate investment trusts 0.8%
ICADE	9,793	664,434
Weyerhaeuser Company	38,076	1,040,998
Real estate management and development 1.4%
Castellum AB	50,998	717,869
Deutsche Annington Immobilien SE	53,437	1,719,924
The Unite Group PLC	51,948	513,613
Health care 9.0%		18,928,644
Biotechnology 0.1%
Sinovac Biotech, Ltd. (I)	22,089	112,212
Health care equipment and supplies 0.1%
Zimmer Biomet Holdings, Inc.	3,497	328,473
Health care providers and services 0.6%
Aetna, Inc.	2,778	303,941
AmerisourceBergen Corp.	2,523	239,660
Quest Diagnostics, Inc.	11,103	682,501
Suzuken Company, Ltd.	2,390	79,699
Health care technology 0.1%
AGFA-Gevaert NV (I)	35,093	126,890
Life sciences tools and services 0.0%
CMIC Holdings Company, Ltd.	6,400	90,943
Pharmaceuticals 8.1%
Almirall SA	11,948	213,337
AstraZeneca PLC	34,295	2,174,940
Bristol-Myers Squibb Company	50,653	2,998,658
Daiichi Sankyo Company, Ltd.	10,400	180,460
Eisai Company, Ltd.	25,100	1,480,939
H. Lundbeck A/S (I)	9,865	263,018
Johnson & Johnson	22,615	2,111,110
Merck & Company, Inc. (C)	93,749	4,630,263
Ono Pharmaceutical Company, Ltd.	2,700	320,127
Roche Holding AG	8,010	2,126,427
Takeda Pharmaceutical Company, Ltd.	10,600	465,046
Industrials 9.5%		19,871,592
Aerospace and defense 1.0%
Raytheon Company	4,107	448,731
Thales SA	3,756	261,887
United Technologies Corp.	16,366	1,456,410
Air freight and logistics 0.4%
Deutsche Post AG	20,287	562,010
PostNL NV (I)	76,237	278,684
Airlines 0.4%
American Airlines Group, Inc.	8,513	330,560
Deutsche Lufthansa AG (I)	23,450	326,442
Qantas Airways, Ltd. (I)	45,608	119,738

SEE NOTES TO FUND'S INVESTMENTS5

Hedged Equity & Income Fund

	Shares	Value
Industrials (continued)
Building products 0.4%
Cie de Saint-Gobain	10,909	$473,454
Fortune Brands Home & Security, Inc.	8,005	379,997
Commercial services and supplies 0.1%
Aeon Delight Company, Ltd.	2,300	66,424
Moshi Moshi Hotline, Inc.	8,500	87,821
Construction and engineering 0.1%
Raubex Group, Ltd.	58,523	74,036
Toyo Engineering Corp.	65,000	156,876
Electrical equipment 2.1%
Eaton Corp. PLC	52,618	2,699,303
OSRAM Licht AG	1,283	66,470
Schneider Electric SE	23,970	1,342,296
Ushio, Inc.	14,600	175,396
Zumtobel Group AG	1,496	32,896
Industrial conglomerates 1.7%
3M Company	11,813	1,674,729
General Electric Company	27,615	696,450
Koninklijke Philips NV	7,580	178,333
Rheinmetall AG	5,864	360,570
Siemens AG	7,847	701,027
Machinery 0.6%
Caterpillar, Inc.	10,500	686,280
Fuji Machine Manufacturing Company, Ltd.	4,600	40,466
Hisaka Works, Ltd.	9,200	68,826
Joy Global, Inc.	19,100	285,163
The Japan Steel Works, Ltd.	53,000	167,924
Toshiba Machine Company, Ltd.	41,000	128,675
Marine 0.2%
D/S Norden A/S (I)	7,995	176,546
Pacific Basin Shipping, Ltd.	503,000	153,038
Professional services 0.4%
Adecco SA (I)	3,547	259,767
en-japan, Inc.	6,200	165,608
Hays PLC	85,030	197,644
USG People NV	10,621	145,429
Road and rail 0.9%
Kansas City Southern	2,700	245,376
Union Pacific Corp.	18,822	1,664,053
Trading companies and distributors 0.4%
Fastenal Company	9,071	332,089
Kuroda Electric Company, Ltd.	10,900	202,315
Mitsubishi Corp.	17,300	283,574
SIG PLC	48,162	126,621
Transportation infrastructure 0.8%
Hamburger Hafen und Logistik AG	5,548	90,388
Jiangsu Expressway Company, Ltd., H Shares	1,172,000	1,501,270
Information technology 10.5%		21,961,201
Communications equipment 2.1%
Cisco Systems, Inc. (C)	114,698	3,010,823
QUALCOMM, Inc.	24,965	1,341,369

6SEE NOTES TO FUND'S INVESTMENTS

Hedged Equity & Income Fund

	Shares	Value
Information technology (continued)
Electronic equipment, instruments and components 0.5%
Avnet, Inc.	12,324	$525,988
Hosiden Corp.	27,100	143,477
Kingboard Laminates Holdings, Ltd.	322,500	131,378
Mitsumi Electric Company, Ltd.	9,300	51,517
Nichicon Corp.	25,500	183,271
Internet software and services 0.2%
DeNa Company, Ltd.	13,700	254,265
Dropbox, Inc. (I)	7,248	113,721
Gree, Inc.	31,400	140,641
IT services 1.0%
Alten SA	3,532	181,410
Booz Allen Hamilton Holding Corp.	27,127	710,999
Cap Gemini SA	2,222	198,431
Devoteam SA	1,502	49,255
Fujitsu, Ltd.	74,000	321,885
GFI Informatique SA	3,780	24,662
Itochu Techno-Solutions Corp.	10,200	217,537
NET One Systems Company, Ltd.	20,400	115,404
Sopra Steria Group	2,928	324,923
Semiconductors and semiconductor equipment 3.4%
Intel Corp.	106,964	3,223,895
Kontron AG (I)	14,745	41,755
Lam Research Corp.	5,003	326,846
Maxim Integrated Products, Inc. (C)	74,326	2,482,488
Micronas Semiconductor Holding AG (I)	15,030	57,714
Mimasu Semiconductor Industry Company, Ltd.	7,500	68,673
Miraial Company, Ltd.	6,500	59,083
Rohm Company, Ltd.	3,600	160,093
SCREEN Holdings Company, Ltd.	37,000	180,949
Shinkawa, Ltd. (I)	15,400	84,563
Shinko Electric Industries Company, Ltd.	32,600	183,797
Tokyo Seimitsu Company, Ltd.	10,400	193,118
Software 2.3%
Alpha Systems, Inc.	1,700	26,166
Microsoft Corp. (C)	100,329	4,440,562
Nintendo Company, Ltd.	1,600	269,683
Technology hardware, storage and peripherals 1.0%
Apple, Inc. (C)	5,830	643,049
Canon, Inc.	11,800	341,344
Compal Electronics, Inc.	263,000	149,393
Japan Digital Laboratory Company, Ltd.	3,500	48,236
Melco Holdings, Inc.	8,300	135,891
SanDisk Corp.	5,756	312,723
Western Digital Corp.	6,171	490,224
Materials 4.7%		9,934,009
Chemicals 1.7%
Agrium, Inc.	10,444	935,120
Akzo Nobel NV	9,891	643,303
E.I. du Pont de Nemours & Company	15,075	726,615
Fujimi, Inc.	4,300	58,164
Hitachi Chemical Company, Ltd.	8,300	114,517

SEE NOTES TO FUND'S INVESTMENTS7

Hedged Equity & Income Fund

	Shares	Value
Materials (continued)
Chemicals (continued)
JSR Corp.	15,900	$229,197
Methanex Corp.	7,916	262,495
Mitsui Chemicals, Inc.	54,000	173,069
Nitto Denko Corp.	2,600	155,721
Sumitomo Bakelite Company, Ltd.	47,000	172,677
Construction materials 0.3%
Buzzi Unicem SpA	15,028	251,206
Holcim, Ltd. (I)	6,524	341,988
Vicat SA	2,254	140,799
Containers and packaging 0.5%
AMVIG Holdings, Ltd.	230,000	95,810
Bemis Company, Inc.	7,197	284,785
Graphic Packaging Holding Company	24,272	310,439
Packaging Corp. of America	7,093	426,715
Metals and mining 1.1%
Aichi Steel Corp.	11,000	41,540
Anglo American Platinum, Ltd. (I)	6,840	113,323
Anglo American PLC	22,731	189,874
Aquarius Platinum, Ltd. (I)	240,444	23,832
Barrick Gold Corp.	14,100	89,703
Centerra Gold, Inc.	30,200	170,632
Chubu Steel Plate Company, Ltd.	8,500	34,463
CST Mining Group, Ltd. (I)	1,440,000	14,961
Eldorado Gold Corp.	36,404	117,221
G-Resources Group, Ltd.	4,227,000	110,097
Impala Platinum Holdings, Ltd. (I)	35,290	98,010
Ivanhoe Mines, Ltd., Class A (I)	109,000	53,091
Kinross Gold Corp. (I)	75,897	130,543
Kyoei Steel, Ltd.	9,900	155,448
Lonmin PLC (I)	62,570	15,419
Maruichi Steel Tube, Ltd.	7,200	162,981
Neturen Company, Ltd.	11,800	84,742
Northern Dynasty Minerals, Ltd. (I)	16,000	4,796
NV Bekaert SA	5,662	149,181
Resolute Mining, Ltd. (I)	361,784	79,324
Salzgitter AG	5,965	148,167
Tokyo Steel Manufacturing Company, Ltd.	25,700	140,534
Yamato Kogyo Company, Ltd.	7,600	152,360
Yodogawa Steel Works, Ltd.	5,400	100,879
Paper and forest products 1.1%
International Paper Company	48,060	1,816,187
Norbord, Inc.	28,871	414,081
Telecommunication services 4.0%		8,359,345
Diversified telecommunication services 3.3%
Hellenic Telecommunications Organization SA	21,297	187,129
KT Corp. (I)	12,791	332,393
Magyar Telekom Telecommunications PLC (I)	119,805	166,826
Nippon Telegraph & Telephone Corp.	72,700	2,560,756
Orange SA	19,424	294,453
Telefonica SA	26,116	316,839
Telenor ASA	61,149	1,142,664

8SEE NOTES TO FUND'S INVESTMENTS

Hedged Equity & Income Fund

				Shares		Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
Verizon Communications, Inc.				44,903		$1,953,730
Wireless telecommunication services 0.7%
Mobistar SA (I)				9,759		210,368
NTT DOCOMO, Inc.				70,800		1,194,187
Utilities 4.9%						10,297,932
Electric utilities 2.0%
Edison International				13,475		849,868
Power Assets Holdings, Ltd.				113,000		1,069,303
Xcel Energy, Inc.				64,858		2,296,622
Gas utilities 0.4%
Gas Natural SDG SA				41,948		818,494
Independent power and renewable electricity producers 0.1%
NTPC, Ltd.				81,336		153,630
Multi-utilities 2.4%
Centrica PLC				281,787		978,935
Dominion Resources, Inc.				30,032		2,113,652
E.ON SE				15,563		133,553
Engie				18,391		297,575
National Grid PLC				51,268		714,016
PG&E Corp.				14,791		780,965
RWE AG				8,036		91,319
	Rate (%	)	Maturity date	Par value^		Value
Corporate bonds 15.1%						$31,738,755
(Cost $34,429,784)
Consumer discretionary 2.9%						6,183,757
Auto components 0.1%
ZF North America Capital, Inc. (S)	4.500		04-29-22		150,000	141,750
Automobiles 0.2%
FCA US LLC	8.250		06-15-21		230,000	244,076
General Motors Company	4.875		10-02-23		85,000	86,297
General Motors Company	6.250		10-02-43		65,000	68,717
Diversified consumer services 0.1%
Service Corp. International	7.625		10-01-18		125,000	140,938
Hotels, restaurants and leisure 0.3%
CEC Entertainment, Inc.	8.000		02-15-22		130,000	128,050
Cirsa Funding Luxembourg SA	5.875		05-15-23	EUR	100,000	98,901
Cirsa Funding Luxembourg SA (S)	5.875		05-15-23	EUR	115,000	113,736
NH Hotel Group SA (S)	6.875		11-15-19	EUR	235,000	284,252
Household durables 0.4%
Argos Merger Sub, Inc. (S)	7.125		03-15-23		205,000	207,306
DR Horton, Inc.	4.000		02-15-20		25,000	25,125
DR Horton, Inc.	5.750		08-15-23		20,000	21,650
K Hovnanian Enterprises, Inc. (S)	8.000		11-01-19		105,000	75,338
KB Home	7.000		12-15-21		375,000	375,938
Lennar Corp.	4.750		11-15-22		125,000	121,350
Media 1.4%
Altice Financing SA (S)	6.500		01-15-22	EUR	100,000	116,629
CCO Holdings LLC	5.125		02-15-23		5,000	4,613
CCO Holdings LLC	5.250		09-30-22		5,000	4,688

SEE NOTES TO FUND'S INVESTMENTS9

Hedged Equity & Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Media (continued)
CCO Holdings LLC	5.750		09-01-23		35,000	$33,294
CCO Holdings LLC	7.375		06-01-20		255,000	264,869
CCO Safari II LLC (S)	4.908		07-23-25		95,000	94,583
Cequel Communications Holdings I LLC (S)	5.125		12-15-21		340,000	299,200
DISH DBS Corp.	6.750		06-01-21		170,000	162,350
DISH DBS Corp.	7.875		09-01-19		320,000	335,466
Gray Television, Inc.	7.500		10-01-20		75,000	76,875
Harron Communications LP (S)	9.125		04-01-20		90,000	95,625
LIN Television Corp. (S)	5.875		11-15-22		155,000	153,838
TEGNA, Inc. (S)	4.875		09-15-21		115,000	112,700
TEGNA, Inc.	5.125		10-15-19		345,000	350,175
TEGNA, Inc. (S)	5.500		09-15-24		20,000	19,450
TEGNA, Inc.	6.375		10-15-23		55,000	57,750
Tribune Media Company (S)	5.875		07-15-22		295,000	286,150
TVN Finance Corp. III AB	7.375		12-15-20	EUR	117,000	140,549
Unitymedia Hessen GmbH & Company KG	5.500		09-15-22	EUR	324,000	378,329
Unitymedia Hessen GmbH & Company KG	5.750		01-15-23	EUR	112,500	131,686
Multiline retail 0.0%
Dollar Tree, Inc. (S)	5.250		03-01-20		20,000	20,508
Dollar Tree, Inc. (S)	5.750		03-01-23		75,000	77,813
Specialty retail 0.4%
Autonation Inc (S)	6.000		10-15-22		180,000	180,450
Chinos Intermediate Holdings A, Inc., PIK (S)	7.750		05-01-19		130,000	49,725
Michaels Stores, Inc. (S)	5.875		12-15-20		195,000	203,288
New Look Secured Issuer PLC (S)	6.500		07-01-22	GBP	180,000	258,680
Party City Holdings, Inc. (S)	6.125		08-15-23		140,000	141,050
Consumer staples 0.5%						938,512
Food and staples retailing 0.2%
Albertsons Holdings LLC (S)	7.750		10-15-22		64,000	68,579
Aramark Services, Inc.	5.750		03-15-20		280,000	290,633
Household products 0.1%
The Sun Products Corp. (S)	7.750		03-15-21		315,000	267,750
Personal products 0.2%
Hypermarcas SA	6.500		04-20-21		310,000	311,550
Energy 1.3%						2,644,174
Energy equipment and services 0.0%
Paragon Offshore PLC (S)	6.750		07-15-22		280,000	36,400
Oil, gas and consumable fuels 1.3%
Antero Resources Corp. (S)	5.625		06-01-23		25,000	21,938
Antero Resources Corp.	6.000		12-01-20		185,000	171,125
Blue Racer Midstream LLC (S)	6.125		11-15-22		190,000	180,500
Bonanza Creek Energy, Inc.	6.750		04-15-21		100,000	70,000
Borets Finance, Ltd.	7.625		09-26-18		200,000	161,016
Concho Resources, Inc.	5.500		10-01-22		70,000	66,675
Diamondback Energy, Inc.	7.625		10-01-21		120,000	126,000
Energy Transfer Equity LP	5.500		06-01-27		350,000	290,500
EP Energy LLC	9.375		05-01-20		80,000	68,800
Gazprom OAO	4.950		07-19-22		200,000	182,036
Kinder Morgan, Inc.	7.250		06-01-18		60,000	66,333
Laredo Petroleum, Inc.	5.625		01-15-22		55,000	49,225

10SEE NOTES TO FUND'S INVESTMENTS

Hedged Equity & Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Laredo Petroleum, Inc.	6.250		03-15-23		85,000	$77,350
Laredo Petroleum, Inc.	7.375		05-01-22		45,000	43,538
Matador Resources Company (S)	6.875		04-15-23		30,000	28,800
MEG Energy Corp. (S)	7.000		03-31-24		140,000	111,986
Noble Energy Inc	5.625		05-01-21		200,000	201,200
Noble Energy, Inc.	5.875		06-01-22		70,000	69,868
Petroleos de Venezuela SA	6.000		11-15-26		330,000	105,584
QEP Resources, Inc.	5.375		10-01-22		15,000	12,675
QEP Resources, Inc.	6.800		03-01-20		25,000	23,750
Range Resources Corp.	5.000		08-15-22		35,000	30,975
Rice Energy, Inc. (S)	7.250		05-01-23		40,000	37,500
Tullow Oil PLC (S)	6.250		04-15-22		350,000	245,000
WPX Energy, Inc.	5.250		09-15-24		120,000	96,600
WPX Energy, Inc.	6.000		01-15-22		80,000	68,800
Financials 1.6%						3,446,966
Banks 0.9%
Banco Bilbao Vizcaya Argentaria SA (7.000% to 2-19-19, then 5 year Euro Swap Rate + 6.155%) (Q)	7.000		02-19-19	EUR	200,000	217,334
Banco Santander SA (6.250% to 3-12-19, then 5 year Euro Swap Rate + 5.410%) (Q)	6.250		03-12-19	EUR	100,000	105,315
Barclays PLC (8.250% to 12-15-18, then 5 year U.S. Swap Rate + 6.705%) (Q)	8.250		12-15-18		200,000	208,309
Intesa Sanpaolo SpA (8.375% to 10-14-19, then 3 month EURIBOR + 6.871%) (Q)	8.375		10-14-19	EUR	50,000	65,019
Lloyds Banking Group PLC (6.375% to 6-27-20, then 5 year Euro Swap Rate + 5.290%) (Q)	6.375		06-27-20	EUR	200,000	228,828
Royal Bank of Scotland Group PLC (7.500% to 8-10-20, then 5 Year U.S. Swap Rate + 5.800%) (Q)	7.500		08-10-20		295,000	294,354
Royal Bank of Scotland Group PLC (7.640% to 9-30-17, then 3 month LIBOR + 2.320%) (Q)	7.640		09-30-17		300,000	319,500
Sberbank of Russia (S)	5.125		10-29-22		200,000	183,908
VTB Bank OJSC (S)	6.875		05-29-18		200,000	205,428
Capital markets 0.1%
Credit Suisse Group AG (7.500% to 12-11-23, then 5 year U.S. Swap Rate + 4.598%) (Q)(S)	7.500		12-11-23		200,000	208,250
Diversified financial services 0.4%
International Lease Finance Corp.	6.250		05-15-19		490,000	521,850
MSCI, Inc. (S)	5.250		11-15-24		145,000	146,994
Nationstar Mortgage LLC	6.500		08-01-18		235,000	223,838
Insurance 0.1%
CNO Financial Group, Inc.	4.500		05-30-20		30,000	30,600
CNO Financial Group, Inc.	5.250		05-30-25		75,000	76,125
Nationwide Building Society (6.875% to 6-20-19, then 5 year British Pound Swap Rate + 4.880%) (Q)	6.875		06-20-19	GBP	120,000	177,654
Specialty retail 0.1%
Dufry Finance Sca (S)	4.500		08-01-23	EUR	205,000	233,660
Health care 2.4%						5,017,346
Health care equipment and supplies 0.3%
Alere, Inc. (S)	6.375		07-01-23		150,000	152,250
Alere, Inc.	6.500		06-15-20		256,000	259,840
Alere, Inc.	7.250		07-01-18		100,000	104,000
Hologic, Inc. (S)	5.250		07-15-22		55,000	55,481

SEE NOTES TO FUND'S INVESTMENTS11

Hedged Equity & Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Health care (continued)
Health care providers and services 1.3%
Amsurg Corp.	5.625		07-15-22		275,000	$274,656
Community Health Systems, Inc.	6.875		02-01-22		345,000	352,317
Community Health Systems, Inc.	7.125		07-15-20		275,000	286,000
Envision Healthcare Corp. (S)	5.125		07-01-22		85,000	84,150
HCA Holdings, Inc.	6.250		02-15-21		295,000	314,175
HCA, Inc.	6.500		02-15-20		360,000	392,400
HCA, Inc.	7.500		11-15-95		125,000	123,750
inVentiv Health, Inc. (S)	9.000		01-15-18		50,000	51,625
MPH Acquisition Holdings LLC (S)	6.625		04-01-22		140,000	140,000
Tenet Healthcare Corp.	5.000		03-01-19		195,000	188,663
Tenet Healthcare Corp.	6.750		06-15-23		50,000	49,500
Tenet Healthcare Corp.	8.125		04-01-22		275,000	292,298
WellCare Health Plans, Inc.	5.750		11-15-20		135,000	140,400
Health care technology 0.3%
Emdeon, Inc. (S)	6.000		02-15-21		110,000	106,700
IMS Health, Inc. (S)	4.125		04-01-23	EUR	235,000	251,660
Sterigenics-Nordion Holdings LLC (S)	6.500		05-15-23		250,000	248,125
Pharmaceuticals 0.5%
Endo Finance LLC (S)	6.000		07-15-23		265,000	262,350
PRA Holdings, Inc. (S)	9.500		10-01-23		150,000	165,375
Quintiles Transnational Corp. (S)	4.875		05-15-23		145,000	143,550
Valeant Pharmaceuticals International, Inc.	4.500		05-15-23	EUR	230,000	229,320
Valeant Pharmaceuticals International, Inc. (S)	4.500		05-15-23	EUR	125,000	124,631
Valeant Pharmaceuticals International, Inc. (S)	5.500		03-01-23		100,000	94,750
Valeant Pharmaceuticals International, Inc. (S)	5.875		05-15-23		75,000	71,906
Valeant Pharmaceuticals International, Inc. (S)	6.125		04-15-25		60,000	57,474
Industrials 1.1%						2,397,143
Aerospace and defense 0.1%
TA Manufacturing, Ltd. (S)	3.625		04-15-23	EUR	180,000	187,882
Building products 0.2%
Builders FirstSource, Inc. (S)	10.750		08-15-23		185,000	184,769
Kerneos Corporate SAS (S)	5.750		03-01-21	EUR	145,000	158,945
Ply Gem Industries, Inc.	6.500		02-01-22		255,000	244,800
Commercial services and supplies 0.1%
Quad/Graphics, Inc.	7.000		05-01-22		190,000	170,050
Construction and engineering 0.1%
Aguila 3 SA (S)	7.875		01-31-18		185,000	186,388
Diversified financial services 0.1%
AerCap Ireland Capital, Ltd.	4.500		05-15-21		150,000	149,813
Electrical equipment 0.2%
CeramTec Group GmbH	8.250		08-15-21	EUR	275,000	330,946
Sensata Technologies BV (S)	5.000		10-01-25		100,000	93,563
Sensata Technologies BV (S)	5.625		11-01-24		70,000	69,825
Industrial conglomerates 0.1%
Tenedora Nemak SA de CV	5.500		02-28-23		200,000	196,000
Machinery 0.2%
Case New Holland Industrial, Inc.	7.875		12-01-17		240,000	253,200
Crown European Holdings SA (S)	3.375		05-15-25	EUR	170,000	170,962

12SEE NOTES TO FUND'S INVESTMENTS

Hedged Equity & Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Information technology 2.0%						$4,284,631
Communications equipment 0.2%
Alcatel-Lucent USA, Inc.	6.450		03-15-29		271,000	268,290
Alcatel-Lucent USA, Inc. (S)	6.750		11-15-20		200,000	210,000
Electronic equipment, instruments and components 0.2%
CDW LLC	5.000		09-01-23		35,000	35,255
CDW LLC	5.500		12-01-24		105,000	105,000
CDW LLC	6.000		08-15-22		290,000	302,325
Internet software and services 0.2%
Zayo Group LLC (S)	6.000		04-01-23		190,000	184,300
Zayo Group LLC (S)	6.375		05-15-25		110,000	105,600
Semiconductors and semiconductor equipment 0.3%
Entegris, Inc. (S)	6.000		04-01-22		210,000	213,150
Freescale Semiconductor, Inc. (S)	6.000		01-15-22		465,000	485,925
Software 1.1%
Activision Blizzard, Inc. (S)	5.625		09-15-21		405,000	426,263
Activision Blizzard, Inc. (S)	6.125		09-15-23		130,000	138,125
Audatex North America, Inc. (S)	6.000		06-15-21		276,000	276,549
Emdeon, Inc.	11.000		12-31-19		180,000	191,700
First Data Corp. (S)	5.375		08-15-23		280,000	277,200
First Data Corp. (S)	8.250		01-15-21		405,000	420,694
Infor Software Parent LLC, PIK (S)	7.125		05-01-21		320,000	281,600
Infor US, Inc. (S)	5.750		08-15-20		25,000	24,859
Infor US, Inc. (S)	5.750		05-15-22	EUR	100,000	101,683
Infor US, Inc. (S)	6.500		05-15-22		50,000	45,875
SS&C Technologies Holdings, Inc. (S)	5.875		07-15-23		25,000	25,438
SunGard Data Systems, Inc.	6.625		11-01-19		160,000	164,800
Materials 1.4%						3,030,245
Building materials 0.2%
Building Materials Corp. of America (S)	5.375		11-15-24		365,000	360,438
Chemicals 0.1%
INEOS Group Holdings SA	6.500		08-15-18	EUR	210,000	232,894
Construction materials 0.3%
Cemex SAB de CV	5.875		03-25-19		550,000	536,250
HeidelbergCement Finance Luxembourg SA	8.500		10-31-19	EUR	115,000	157,845
Containers and packaging 0.4%
Ardagh Packaging Finance PLC (S)	6.000		06-30-21		200,000	191,000
Ardagh Packaging Finance PLC	9.250		10-15-20	EUR	200,000	233,481
Owens-Brockway Glass Container, Inc. (S)	5.875		08-15-23		115,000	115,934
Owens-Brockway Glass Container, Inc. (S)	6.375		08-15-25		215,000	217,150
Metals and mining 0.3%
AK Steel Corp.	7.625		05-15-20		195,000	105,788
AK Steel Corp.	7.625		10-01-21		170,000	91,375
AK Steel Corp.	8.375		04-01-22		95,000	47,949
ArcelorMittal	7.500		03-01-41		65,000	52,325
ArcelorMittal	7.750		10-15-39		115,000	93,725
Steel Dynamics, Inc.	5.125		10-01-21		85,000	80,538
Steel Dynamics, Inc.	5.500		10-01-24		95,000	87,103
United States Steel Corp.	7.375		04-01-20		240,000	190,200
Paper and forest products 0.1%
Tembec Industries, Inc. (S)	9.000		12-15-19		315,000	236,250

SEE NOTES TO FUND'S INVESTMENTS13

Hedged Equity & Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Telecommunication services 1.6%						$3,252,527
Diversified telecommunication services 0.7%
Frontier Communications Corp. (S)	10.500		09-15-22		65,000	63,213
Frontier Communications Corp. (S)	11.000		09-15-25		165,000	159,638
Intelsat Jackson Holdings SA	6.625		12-15-22		80,000	62,400
Intelsat Jackson Holdings SA	7.250		04-01-19		85,000	79,688
Intelsat Jackson Holdings SA	7.250		10-15-20		85,000	77,988
Level 3 Financing, Inc. (S)	5.125		05-01-23		15,000	14,344
Level 3 Financing, Inc.	5.375		08-15-22		205,000	199,363
Level 3 Financing, Inc.	6.125		01-15-21		200,000	205,602
Level 3 Financing, Inc.	8.625		07-15-20		165,000	172,838
Wind Acquisition Finance SA (S)	4.000		07-15-20	EUR	310,000	341,198
Windstream Corp.	7.750		10-15-20		90,000	76,500
Wireless telecommunication services 0.9%
Matterhorn Telecom SA (S)	3.875		05-01-22	EUR	116,000	115,036
Sprint Communications, Inc. (S)	9.000		11-15-18		100,000	105,000
Sprint Corp.	7.250		09-15-21		435,000	356,156
Sprint Corp.	7.875		09-15-23		100,000	80,938
Syniverse Holdings, Inc.	9.125		01-15-19		225,000	191,250
T-Mobile USA, Inc.	6.464		04-28-19		135,000	137,363
T-Mobile USA, Inc.	6.625		11-15-20		280,000	284,550
T-Mobile USA, Inc.	6.731		04-28-22		110,000	109,725
VimpelCom Holdings BV	5.200		02-13-19		220,000	215,050
VimpelCom Holdings BV	6.255		03-01-17		200,000	204,687
Utilities 0.3%						543,454
Independent power and renewable electricity producers 0.3%
Dynegy, Inc.	5.875		06-01-23		170,000	157,781
Dynegy, Inc.	7.375		11-01-22		75,000	75,563
Dynegy, Inc.	7.625		11-01-24		55,000	55,550
GenOn Americas Generation LLC	9.125		05-01-31		210,000	169,050
GenOn Americas Generation LLC	8.500		10-01-21		100,000	85,510
Convertible bonds 0.1%						$131,413
(Cost $161,003)
Consumer discretionary 0.0%						38,950
Household durables 0.0%
M/I Homes, Inc.	3.000		03-01-18		40,000	38,950
Energy 0.1%						92,463
Oil, gas and consumable fuels 0.1%
Cobalt International Energy, Inc.	2.625		12-01-19		130,000	92,463
Term loans (M) 0.2%						$449,949
(Cost $691,017)
Consumer discretionary 0.0%						100,224
Multiline retail 0.0%
Lands' End, Inc.	4.250		04-04-21		108,350	100,224
Industrials 0.1%						157,225
Machinery 0.1%
Crosby US Acquisition Corp.	3.750		11-23-20		181,763	157,225
Utilities 0.1%						192,500
Electric utilities 0.1%
Texas Competitive Electric Holdings Company LLC (H)	4.783		10-10-17		500,000	192,500

14SEE NOTES TO FUND'S INVESTMENTS

Hedged Equity & Income Fund

	Par value	Value
Short-term investments 1.7%		$3,700,000
(Cost $3,700,000)
Repurchase agreement 1.7%		3,700,000
Goldman Sachs Tri-Party Repurchase Agreement dated 9-30-15 at 0.120% to be repurchased at $3,700,012 on 10-1-15, collateralized by $1,557,195 Federal National Mortgage Association, 3.000% - 4.000% due 11-1-40 to 6-1-45 (valued at $1,632,000, including interest) and $1,983,616 Federal Home Loan Mortgage Corp., 2.295% - 4.000% due 1-1-43 to 2-1-45 (valued at $2,142,000, including interest)	3,700,000	3,700,000
Total investments (Cost $218,433,311)† 98.1%		$205,979,214
Other assets and liabilities, net 1.9%		$3,900,043
Total net assets 100.0%		$209,879,257

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
(C)	A portion of this security is segregated as collateral for options. Total collateral value at 9-30-15 was $26,085,121.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
†	At 9-30-15, the aggregate cost of investment securities for federal income tax purposes was $218,998,851. Net unrealized depreciation aggregated $13,019,637, of which $11,321,538 related to appreciated investment securities and $24,341,175 related to depreciated investment securities.

The fund had the following country concentration as a percentage of net assets on 9-30-15:

United States	54.1
Japan	10.0
United Kingdom	8.8
Switzerland	3.7
France	3.5
Germany	2.6
Canada	2.5
Netherlands	1.8
China	1.5
Spain	1.5
Other Countries	10.0
Total	100.0

SEE NOTES TO FUND'S INVESTMENTS15

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of September 30, 2015, by major security category or type:

	Total value at 9-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$10,498,575	$5,226,887	$5,132,271	$139,417
Consumer staples	12,129,788	5,472,938	6,656,850	—
Energy	13,507,589	8,831,121	4,676,468	—
Financials	44,470,422	23,533,163	20,937,259	—
Health care	18,928,644	11,406,818	7,521,826	—
Industrials	19,871,592	10,899,141	8,972,451	—
Information technology	21,961,201	17,508,966	4,338,514	113,721
Materials	9,934,009	5,742,423	4,191,586	—
Telecommunication services	8,359,345	1,953,730	6,405,615	—
Utilities	10,297,932	6,041,107	4,256,825	—
Corporate bonds	31,738,755	—	31,738,755	—
Convertible bonds	131,413	—	131,413	—
Term loans	449,949	—	449,949	—
Short-term investments	3,700,000	—	3,700,000	—
Total investments in securities	$205,979,214	$96,616,294	$109,109,782	$253,138
Other financial instruments
Futures	$611,114	$611,114	—	—
Forward foreign currency contracts	$6,241	—	$6,241	—
Written options	($309,914)	—	($309,914)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the

16

benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended September 30, 2015, the fund used futures contracts to manage against anticipated changes in securities markets. The following table summarizes the contracts held at September 30, 2015.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	130	Short	Dec 2015	($11,108,861)	($10,721,750)	$387,111
S&P 500 Index E-Mini Futures	110	Short	Dec 2015	(10,721,853)	(10,497,850)	224,003
						$611,114

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended September 30, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at September 30, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
CAD	200,000	USD	149,754	Deutsche Bank AG London	10/30/2015	$93	—	$93
EUR	718,000	USD	807,417	Citibank N.A.	10/30/2015	—	($4,787)	(4,787)
EUR	115,000	USD	129,201	State Street Bank and Trust Company	10/30/2015	—	(646)	(646)
EUR	1,801,000	USD	2,015,641	BNP Paribas SA	12/16/2015	—	(644)	(644)
GBP	538,000	USD	817,533	Royal Bank of Scotland PLC	10/30/2015	—	(3,781)	(3,781)
USD	66,999	EUR	60,000	Goldman Sachs International	10/30/2015	—	(73)	(73)
USD	1,260,836	EUR	1,122,000	HSBC Bank USA	12/16/2015	5,517	—	5,517
USD	1,260,819	EUR	1,122,000	JPMorgan Chase Bank N.A.	12/16/2015	5,502	—	5,502
USD	1,260,377	EUR	1,122,000	National Australia Bank Limited	12/16/2015	5,060	—	5,060
						$16,172	($9,931)	$6,241

Currency abbreviations
CAD	Canadian Dollar	GBP	British Pound
EUR	Euro	USD	U.S. Dollar

17

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended September 30, 2015, the fund wrote option contracts to manage against anticipated changes in securities markets and generate income. The following tables summarize the fund's written options activities during the period ended September 30, 2015 and the contracts held at September 30, 2015.

	Number of contracts (equity)	Premiums received
Outstanding, beginning of period	155	$162,980
Options written	3,435	3,816,156
Option closed	(3,315)	(3,669,222)
Options exercised	—	—
Options expired	—	—
Outstanding, end of period	275	$309,914

Written options on securities

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
S+P 500 INDEX	$1,965.00	Oct 2015	275	$309,914	($309,914)

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

18

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	P15Q3	09/15
This report is for the information of the shareholders of John Hancock Hedged Equity & Income Fund.		11/15

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Hedged Equity & Income Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	November 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	November 13, 2015

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	November 13, 2015